Document And Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Metagenomi Therapeutics, Inc.
Entity Central Index Key	0001785279
Entity Emerging Growth Company	true
Entity File Number	001-41949
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3909017
Entity Address, Address Line One	5959 Horton Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	871-4880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MGX
Security Exchange Name	NASDAQ